Revenue from contracts with customers and trade receivables (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Revenue [abstract]
Sales	[1]	₨ 148,706			₨ 138,022		₨ 138,663
Service income		2,129			1,534		1,536
License fees	[2]	3,016			2,472		610
Revenue		153,851	[3],[4]	$ 2,225	142,028	[3],[4]	140,809	[3],[4]
Excise duty included in revenues		₨ 0	[1]		₨ 173		₨ 939

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenues are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	License fees for the year ended March 31, 2019 and March 31,2018 , primarily includes out-licensing revenue from Encore Dermatology Inc. Refer to Note 37 of these consolidated financial statements for further details.
[3]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[4]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).